Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 26 – SUBSEQUENT EVENTS The Company has evaluated subsequent events through April XX, 2024. No other matters were identified affecting the accompanying financial statements or related disclosures.